Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Jun. 30, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	146,036,552	110,356,629
Ordinary shares, shares outstanding	146,036,552	110,356,629